Debt (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
First Royalty Target Period [Member]
ROYALTY TARGET		$ 16,000,000
EARN-OUT VALUE		7,500,000
ROYALTY TARGET PERIODS	October 1, 2011 to September 30, 2012
Second Royalty Target Period [Member]
ROYALTY TARGET		20,000,000	20,000,000
EARN-OUT VALUE		7,500,000	7,500,000
ROYALTY TARGET PERIODS	October 1, 2012 to September 30, 2013		October 1, 2012 to September 30, 2013
Third Royalty Target Period [Member]
ROYALTY TARGET		22,000,000	22,000,000
EARN-OUT VALUE		7,500,000	7,500,000
ROYALTY TARGET PERIODS	October 1, 2013 to September 30, 2014		October 1, 2013 to September 30, 2014
Fourth Royalty Target Period [Member]
ROYALTY TARGET		24,000,000	24,000,000
EARN-OUT VALUE		$ 7,500,000	$ 7,500,000
ROYALTY TARGET PERIODS	October 1, 2014 to September 30, 2015		October 1, 2014 to September 30, 2015
Applicable Less than 76% [Member]
% OF EARN-OUT VALUE EARNED		0.00%	0.00%
Applicable 76% up to 80% [Member]
% OF EARN-OUT VALUE EARNED		40.00%	40.00%
Applicable 80% up to 90% [Member]
% OF EARN-OUT VALUE EARNED		70.00%	70.00%
Applicable 90% up to 95% [Member]
% OF EARN-OUT VALUE EARNED		80.00%	80.00%
Applicable 95% up to 100% [Member]
% OF EARN-OUT VALUE EARNED		90.00%	90.00%
Applicable 100% or Greater [Member]
% OF EARN-OUT VALUE EARNED		100.00%	100.00%